BRANDYWINEGLOBAL — DYNAMIC US LARGE CAP VALUE FUND

Schedule of investments (unaudited)	June 30, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.4%
COMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 1.3%
AT&T Inc.	37,323	$1,074,156
Verizon Communications Inc.	35,439	1,985,647

Total Diversified Telecommunication Services		3,059,803

Entertainment - 0.6%
Walt Disney Co.	8,180	1,437,798	*

Media - 2.0%
Comcast Corp., Class A Shares	22,225	1,267,270
Fox Corp., Class A Shares	59,564	2,211,611
Nexstar Media Group Inc., Class A Shares	7,885	1,166,034

Total Media		4,644,915

TOTAL COMMUNICATION SERVICES		9,142,516

CONSUMER DISCRETIONARY - 14.3%
Automobiles - 4.4%
General Motors Co.	176,491	10,442,972	*

Diversified Consumer Services - 0.7%
Service Corp. International	28,829	1,544,946

Household Durables - 6.4%
DR Horton Inc.	53,516	4,836,241
Lennar Corp., Class A Shares	35,134	3,490,563
Mohawk Industries Inc.	13,778	2,647,994	*
PulteGroup Inc.	50,912	2,778,268
Toll Brothers Inc.	25,641	1,482,306

Total Household Durables		15,235,372

Multiline Retail - 0.3%
Kohl’s Corp.	13,060	719,737

Specialty Retail - 2.5%
Advance Auto Parts Inc.	8,390	1,721,125
AutoNation Inc.	14,937	1,416,177	*
Lowe’s Cos. Inc.	13,964	2,708,597

Total Specialty Retail		5,845,899

TOTAL CONSUMER DISCRETIONARY		33,788,926

CONSUMER STAPLES - 4.0%
Food & Staples Retailing - 1.4%
Kroger Co.	8,179	313,337
Sysco Corp.	17,731	1,378,585
Walmart Inc.	10,931	1,541,490

Total Food & Staples Retailing		3,233,412

See Notes to Schedule of Investments.

BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2021 Quarterly Report	1

BRANDYWINEGLOBAL — DYNAMIC US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Food Products - 1.6%
Darling Ingredients Inc.	26,916	$1,816,830	*
JM Smucker Co.	16,128	2,089,705

Total Food Products		3,906,535

Household Products - 1.0%
Procter & Gamble Co.	18,117	2,444,527

TOTAL CONSUMER STAPLES		9,584,474

ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Kinder Morgan Inc.	40,272	734,159
Marathon Oil Corp.	89,452	1,218,336
Targa Resources Corp.	12,574	558,914

TOTAL ENERGY		2,511,409

FINANCIALS - 34.9%
Banks - 16.8%
Bank of America Corp.	251,977	10,389,012
Bank OZK	7,633	321,807
BOK Financial Corp.	3,665	317,389
Citigroup Inc.	125,578	8,884,644
Citizens Financial Group Inc.	51,706	2,371,754
East-West Bancorp Inc.	16,763	1,201,739
Fifth Third Bancorp	25,608	978,994
First Citizens BancShares Inc., Class A Shares	599	498,811
JPMorgan Chase & Co.	40,404	6,284,438
KeyCorp	35,015	723,060
Popular Inc.	5,769	432,963
Regions Financial Corp.	34,586	697,945
Synovus Financial Corp.	5,342	234,407
US Bancorp	92,641	5,277,758
Valley National Bancorp	17,664	237,228
Zions Bancorp NA	18,993	1,003,970

Total Banks		39,855,919

Capital Markets - 7.2%
Affiliated Managers Group Inc.	2,789	430,092
Goldman Sachs Group Inc.	29,056	11,027,624
Invesco Ltd.	49,886	1,333,453
Jefferies Financial Group Inc.	30,987	1,059,755
State Street Corp.	38,948	3,204,641

Total Capital Markets		17,055,565

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2021 Quarterly Report

BRANDYWINEGLOBAL — DYNAMIC US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Consumer Finance - 5.3%
Ally Financial Inc.	44,083	$2,197,097
Capital One Financial Corp.	22,673	3,507,286
Credit Acceptance Corp.	1,440	653,918	*
OneMain Holdings Inc.	15,981	957,422
Santander Consumer USA Holdings Inc.	36,914	1,340,717
SLM Corp.	25,010	523,709
Synchrony Financial	67,450	3,272,674

Total Consumer Finance		12,452,823

Diversified Financial Services - 1.4%
Berkshire Hathaway Inc., Class B Shares	11,653	3,238,602	*

Insurance - 4.2%
Aflac Inc.	40,096	2,151,552
Allstate Corp.	33,702	4,396,089
American Financial Group Inc.	3,714	463,210
Arch Capital Group Ltd.	14,505	564,825	*
Lincoln National Corp.	8,742	549,347
MetLife Inc.	14,018	838,977
Progressive Corp.	10,663	1,047,213

Total Insurance		10,011,213

TOTAL FINANCIALS		82,614,122

HEALTH CARE - 17.3%
Biotechnology - 6.5%
Amgen Inc.	6,566	1,600,463
Biogen Inc.	12,445	4,309,330	*
Regeneron Pharmaceuticals Inc.	17,071	9,534,836	*

Total Biotechnology		15,444,629

Health Care Providers & Services - 8.7%
Acadia Healthcare Co. Inc.	6,912	433,728	*
Anthem Inc.	15,440	5,894,992
Cigna Corp.	37,131	8,802,646
DaVita Inc.	26,476	3,188,505	*
Molina Healthcare Inc.	8,565	2,167,459	*

Total Health Care Providers & Services		20,487,330

Pharmaceuticals - 2.1%
Johnson & Johnson	16,296	2,684,603
Merck & Co. Inc.	9,138	710,662
Pfizer Inc.	41,671	1,631,836

Total Pharmaceuticals		5,027,101

TOTAL HEALTH CARE		40,959,060

.

See Notes to Schedule of Investments.

BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2021 Quarterly Report	3

BRANDYWINEGLOBAL — DYNAMIC US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
INDUSTRIALS - 4.5%
Aerospace & Defense - 1.1%
Howmet Aerospace Inc.	76,227	$2,627,545	*

Construction & Engineering - 0.3%
AECOM	9,875	625,285	*

Electrical Equipment - 0.0%††
Acuity Brands Inc.	810	151,494

Industrial Conglomerates - 0.2%
Carlisle Cos. Inc.	3,037	581,221

Machinery - 1.7%
Caterpillar Inc.	13,863	3,017,005
Westinghouse Air Brake Technologies Corp.	11,785	969,905

Total Machinery		3,986,910

Professional Services - 0.8%
CACI International Inc., Class A Shares	3,281	837,049	*
ManpowerGroup Inc.	9,293	1,105,031

Total Professional Services		1,942,080

Road & Rail - 0.4%
Knight-Swift Transportation Holdings Inc.	19,174	871,650

TOTAL INDUSTRIALS		10,786,185

INFORMATION TECHNOLOGY - 8.2%
Electronic Equipment, Instruments & Components - 1.1%
Arrow Electronics Inc.	14,492	1,649,624	*
SYNNEX Corp.	7,648	931,221

Total Electronic Equipment, Instruments & Components		2,580,845

IT Services - 0.3%
Amdocs Ltd.	10,619	821,486

Semiconductors & Semiconductor Equipment - 5.1%
First Solar Inc.	12,714	1,150,744	*
Intel Corp.	193,127	10,842,150

Total Semiconductors & Semiconductor Equipment		11,992,894

Software - 1.7%
j2 Global Inc.	4,784	658,039	*
Oracle Corp.	42,846	3,335,133

Total Software		3,993,172

TOTAL INFORMATION TECHNOLOGY		19,388,397

MATERIALS - 6.0%
Chemicals - 3.7%
Celanese Corp.	18,968	2,875,549
CF Industries Holdings Inc.	33,121	1,704,075

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2021 Quarterly Report

BRANDYWINEGLOBAL — DYNAMIC US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY		SHARES	VALUE
Chemicals - (continued)
Corteva Inc.		61,460	$2,725,751
Mosaic Co.		43,945	1,402,285

Total Chemicals			8,707,660

Metals & Mining - 2.2%
Nucor Corp.		42,382	4,065,705
Steel Dynamics Inc.		21,185	1,262,626

Total Metals & Mining			5,328,331

Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.		3,620	218,250

TOTAL MATERIALS			14,254,241

UTILITIES - 3.2%
Electric Utilities - 2.1%
American Electric Power Co. Inc.		6,178	522,597
Duke Energy Corp.		6,178	609,892
Exelon Corp.		15,130	670,410
NextEra Energy Inc.		18,665	1,367,771
Southern Co.		29,970	1,813,485

Total Electric Utilities			4,984,155

Multi-Utilities - 1.1%
Dominion Energy Inc.		35,326	2,598,934

TOTAL UTILITIES			7,583,089

TOTAL COMMON STOCKS (Cost - $182,012,300)			230,612,419

INVESTMENTS IN UNDERLYING FUNDS - 1.0%
iShares Trust, iShares Russell 1000 Value ETF (Cost - $2,066,931)		14,884	2,360,900

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $184,079,231)			232,973,319

RATE
SHORT-TERM INVESTMENTS - 2.2%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $5,176,027)	0.010%	5,176,027	5,176,027	(a)

TOTAL INVESTMENTS - 100.6% (Cost - $189,255,258)			238,149,346
Liabilities in Excess of Other Assets - (0.6)%			(1,421,382)

TOTAL NET ASSETS - 100.0%			$236,727,964

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2021, the total market value of investments in Affiliated Companies was $5,176,027 and the cost was $5,176,027 (Note 2).

See Notes to Schedule of Investments.

BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2021 Quarterly Report	5

BRANDYWINEGLOBAL — DYNAMIC US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

Abbreviation(s) used in this schedule:

ETF	— Exchange-Traded Fund

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Dynamic US Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

7

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

8

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$230,612,419	—	—	$230,612,419
Investments in Underlying Funds	2,360,900	—	—	2,360,900

Total Long-Term Investments	232,973,319	—	—	232,973,319

Short-Term Investments†	5,176,027	—	—	5,176,027

Total Investments	$238,149,346	—	—	$238,149,346

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended June 30, 2021. The following transactions were effected in such company for the period ended June 30, 2021.

	Affiliate Value at September 30, 2020

		Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$11,043,189	11,043,189	$5,867,162	5,867,162

			Net Increase
			(Decrease) in	Affiliate
			Unrealized	Value at
	Realized	Interest	Appreciation	June 30,
(cont’d)	Gain (Loss)	Income	(Depreciation)	2021
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$36	—	$5,176,027

9